SUBSEQUENT EVENTS (Details) - Subsequent event - Class A Ordinary Shares	Dec. 19, 2024 USD ($) $ / shares shares
Initial public offering
SUBSEQUENT EVENTS
Number of shares issued (in shares) | shares	1,250,000
Public offering price (in dollars per share) | $ / shares	$ 4
Gross proceeds | $	$ 5,000,000
Exercise of over allotment option
SUBSEQUENT EVENTS
Number of shares issued (in shares) | shares	187,500
Public offering price (in dollars per share) | $ / shares	$ 4
Gross proceeds | $	$ 750,000